WARRANTS AND STOCK OPTIONS - Disclosure of number and weighted average exercise prices of share options (Details)	1 Months Ended			12 Months Ended
	Jun. 18, 2019 Share	Apr. 23, 2019 Share	Feb. 21, 2018 Share	Dec. 31, 2019 CAD ($) Share	Dec. 31, 2018 CAD ($) Share
Warrants And Stock Options [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share				5,200,001	4,283,335
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $				$ 0.98	$ 0.76
Number of share options granted in share-based payment arrangement | Share	1,675,000	400,000	2,325,000	2,075,000	2,325,000
Weighted average exercise price of share options granted in share-based payment arrangement | $				$ 0.87	$ 1.20
Number of share options exercised in share-based payment arrangement | Share				(125,000)	(1,225,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $				$ 0.58	$ 0.60
Number of share options expired in share-based payment arrangement | Share				(850,000)
Weighted average exercise price of share options expired in share-based payment arrangement | $				$ 0.90
Number of share options forfeited in share-based payment arrangement | Share				(150,000)	(183,334)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $				$ 1.20	$ 1.16
Number of share options outstanding in share-based payment arrangement at end of period | Share				6,150,001	5,200,001
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $				$ 0.96	$ 0.98